RELATED PARTY TRANSACTIONS - Schedule of balances due to related parties (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	$ 24,498,603	$ 25,519,145
Due to the President and CEO
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	14,369,004	21,713,910
Due to company controlled by the CEO
Disclosure of transactions between related parties [line items]
Lease liabilities	9,539,744	3,053,929
Due to SDP Development
Disclosure of transactions between related parties [line items]
Lease liabilities	589,328	749,766
Due to directors and officers of the Company
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	0	1,476
Due to the CFO of the Company
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	$ 527	$ 64